Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets:
U.S., foreign and state net operating loss carryforwards	$ 80,185	$ 91,416
Research and development credits	8,356	8,471
Capitalized start up and organizational costs	21	23
Equity based compensation	313	3,610
Licensing agreements	3,710	3,929
Section 174 R&D Capitalization	25,045	16,307
Lease Liability	240	227
Accruals and other	906	1,032
Total deferred tax assets	118,776	125,015
Valuation allowance	(118,658)	(124,695)
Net deferred tax assets	118	320
Deferred tax liabilities:
Property and equipment	0	(102)
ROU Asset	(118)	(218)
Total deferred tax liabilities	118	320
Net Deferred Tax Liabilities	$ 0	$ 0